CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,192,869)	$ (28,500,965)
Other comprehensive loss, net of nil tax
Foreign currency translation adjustments	770,261	(928,776)
Comprehensive loss	(9,422,608)	(29,429,741)
Comprehensive loss attributable to non-controlling interest	401,359	2,051,010
Comprehensive loss attributable to Seven Stars Cloud shareholders	$ (9,021,249)	$ (27,378,731)

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")